GENERAL AND ADMINISTRATIVE	9 Months Ended
Sep. 30, 2011
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

12.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank Mine in March 2011, the Company recognized, during the three months ended March 31, 2011, a loss on disposal of the kitchen of $6.9 million, and incurred related costs of $5.3 million, and also recognized an insurance receivable for $9.1 million. The difference of $3.1 million was recognized in the "General and administrative" line item of the consolidated statements of income (loss) and comprehensive income (loss) during the first quarter of 2011. The Company's exposure to insurance losses related to this claim is limited to the $3.1 million exposure through its captive insurance company. An insurance receivable was recognized (net of $2.0 million of insurance proceeds received during the third quarter of 2011) for the full amount, including any additional reimbursable costs incurred in subsequent periods, and there was no impact on the "General and administrative" line item of the consolidated statements of income (loss) and comprehensive income (loss) during the second or third quarter of 2011.